RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Non executive directors fees		$ 2,058,000		$ 1,639,000	$ 1,391,000
Share-based compensation benefits		1,601,000		1,690,000
Share-based payments (net of capitalized amounts)		2,069,000		1,755,000	$ 1,100,000
Mr. O'Caoimh [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable for ware house	€ 144,000	159,000
Rate of rent per squre foot		$ 16,000
Mr. O'Caoimh [Member] | Additional Space [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable | €			€ 90,000
JRJ Investments [Member]
Disclosure of transactions between related parties [line items]
Term of lease	25-year	25-year
Annual rent payable	€ 381,000	$ 421,000
Mr. O'Caoimh and Dr Walsh [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable	€ 787,000	869,000
Rate of rent per squre foot		43,860
Directors [Member]
Disclosure of transactions between related parties [line items]
Non executive directors fees		73,000		53,000
Share-based compensation benefits		$ 0		$ 17,000